UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	6/30/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Dryden Total Return Bond Fund, Inc.

JUNE 30, 2004	SEMIANNUAL REPORT

FUND TYPE

Taxable bond

OBJECTIVE

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

August 16, 2004

We hope that you find the semiannual report for the Dryden Total Return Bond Fund informative and useful. As a JennisonDryden mutual fund shareholder, you may also be thinking where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity of having at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden mutual funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden mutual funds.

Sincerely,

Judy A. Rice, President

Dryden Total Return Bond Fund, Inc.

Dryden Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Total Return Bond Fund, Inc. (the Fund) is to seek total return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852.

Cumulative Total Returns[1] as of 6/30/04
	Six Months	One Year	Five Years	Since Inception[2]
Class A	–0.23%	0.58%	32.55%	87.69%
Class B	–0.67	–0.24	28.42	77.09
Class C	–0.55	0.00 (a)	29.38	78.39
Class Z	–0.12	0.83	34.23	58.52
Lehman Brothers Aggregate Bond Index[3]	0.15	0.32	39.93	***
Lipper General Bond Funds Avg.[4]	–0.02	1.58	30.14	****
(a) Less than 0.005%.

Average Annual Total Returns[1] as of 6/30/04
		One Year	Five Years	Since Inception[2]
Class A		–3.94%	4.83%	6.35%
Class B		–5.06	4.97	6.22
Class C		–0.96	5.29	6.30
Class Z		0.83	6.06	6.09
Lehman Brothers Aggregate Bond Index[3]		0.32	6.95	***
Lipper General Bond Funds Avg.[4]		1.58	5.39	****

Distributions and Yields[1] as of 6/30/04
			Total Distributions Paid for Six Months	30-Day SEC Yield
Class A			$0.27	3.56%
Class B			$0.22	2.98
Class C			$0.23	3.23
Class Z			$0.28	3.98

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00% and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2Inception dates: Class A, B, and C, 1/10/95; Class Z, 9/16/96.

3The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

4The Lipper General Bond Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General Bond Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues. Investors cannot invest directly in an index. The returns for the Lehman Brothers Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

***Lehman Brothers Aggregate Bond Index Closest Month-End to Inception cumulative total returns are 101.94% for Class A, Class B, and Class C, and 69.41% for Class Z. Lehman Brothers Aggregate Bond Index Closest Month-End to Inception average annual total returns are 7.68% for Class A, Class B, and Class C, and 7.04% for Class Z.

****Lipper Average Closest Month-End to Inception cumulative total returns are 89.83% for Class A, Class B, and Class C, and 53.68% for Class Z. Lipper Average Closest Month-End to Inception average annual total returns are 6.94% for Class A, Class B, and Class C, and 5.68% for Class Z.

Dryden Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Issues expressed as a percentage of net assets as of 6/30/04
Federal National Mortgage Association, 5.50%, 1/01/34	5.7%
Federal Home Loan Mortgage Corp., 4.50%, TBA	2.2
Federal National Mortgage Association, 5.00%, 7/01/33	1.9
Government National Mortgage Association, 5.50%, 4/20/34	1.7
Federal National Mortgage Association, 5.00%, TBA	1.6

Issues are subject to change.

Portfolio Composition expressed as a percentage of net assets as of 6/30/04
Corporate Bonds	50.3%
Mortgage-Backed Securities	35.5
Money Market	8.6
Commercial Mortgage-Backed Securities	7.4
Foreign Government Securities	3.1
Asset-Backed Securities	1.7
Collateralized Mortgage Obligations	1.6
Structured Notes	1.6
U.S. Treasuries	1.3
Municipals	0.3
Total Investments	111.4
Liabilities in excess of other assets	(11.4)
Net Assets	100.0

Portfolio Composition is subject to change.

Credit Quality* expressed as a percentage of net assets as of 6/30/04
U.S. Government & Agency	35.2%
Aaa	14.1
Aa	0.9
A	9.0
Baa	30.9
Ba	10.0
B	2.7
Not rated	8.6
Total Investments	111.4
Liabilities in excess of other assets	(11.4)
Net Assets	100.0

* Source: Moody’s Investor Service (Moody’s). Credit Quality is subject to change.

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Portfolio of Investments

as of June 30, 2004 (Unaudited)

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

LONG-TERM INVESTMENTS 102.6%

ASSET BACKED SECURITIES 1.7%
Baa2	$620	(g)	American Express Credit Account Master Trust, Sec’d. Notes, Ser. 2004-C, Class C 1.764%, 2/15/12	$620,000
Aaa	4,700	(a)	MBNA Master Credit Card Trust II, Ser. 1999-J 7.00%, 2/15/12	5,260,490

			Total asset backed securities	5,880,490

DOMESTIC CORPORATE BONDS 42.2%
Baa2	290	(b)	Albertson’s, Inc., Notes, 7.50%, 2/15/11	326,800
Baa2	400		Sr.Notes, 8.00%, 5/1/31	458,235
			Altria Group, Inc., Notes,
Baa2	325	(b)	7.65%, 7/1/08	350,197
Baa2	210		7.00%, 11/4/13	213,848
Ba1	740	(b)	Amerada Hess Corp., Notes, 6.65%, 8/15/11	783,072
Ba2	220		American Standard, Inc., Sr. Notes, 7.375%, 4/15/05	227,150
Ba2	855	(b)	7.625%, 2/15/10	940,500
Baa2	65		Aon Corp., Sr. Notes, 7.375%, 12/14/12	72,297
Baa2	410		AT&T Corp., Notes, 7.50%, 6/1/06	433,316
Baa2	810		Sr. Notes, 8.05%, 11/15/11	831,646
Baa2	500		AT&T Wireless Services, Inc., Notes, 8.125%, 5/1/12	578,076
Baa2	575		Sr. Notes, 8.75%, 3/1/31	701,022
A3	495		Auburn Hills Trust, Gtd. Notes, 12.375%, 5/1/20	713,460

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	5

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Aa2	$700		Bank of America Corp., Notes, 5.375%, 6/15/14	$693,772
Baa1	2,750		Bank United Corp., Sr. Sub. Notes, 8.875%, 5/1/07	3,109,067
A1	700		BellSouth Corp., Debs., 6.55%, 6/15/34	697,775
Baa2	2,000		BJ Services Co., Notes, Ser. B 7.00%, 2/1/06	2,086,596
Ba1	980		Briggs & Stratton Corp., Sr. Notes, 8.875%, 3/15/11	1,144,150
A1	295		Bristol-Myers Squibb Co., Notes, 5.75%, 10/1/11	307,386
Baa3	2,000		Calenergy, Inc., Sr. Notes, 7.23%, 9/15/05	2,101,562
			Capital One Bank, Sr. Notes,
Baa2	1,295		6.875%, 2/1/06	1,334,251
Baa3	1,265	(b)	6.50%, 6/13/13	1,335,251
Baa2	750		CenterPoint Energy Houston Electric LLC, First Mtge. Bonds, Ser. J 5.70%, 3/15/13	764,492
Ba1	1,000		CenterPoint Energy Resource Corp., Sr. Notes, Ser. B 7.875%, 4/1/13	1,118,908
Baa2	745		CenturyTel, Inc., Sr. Notes, 7.875%, 8/15/12	825,166
Baa2	650		Certegy, Inc., Notes, 4.75%, 9/15/08	656,663
Ba1	1,055	(b)	Chancellor Media Corp., Gtd. Notes, 8.00%, 11/1/08	1,193,569
B2	950	(b)	Charter Communications Operating LLC, Sr. Notes, 8.00%, 4/30/12	919,125
Ba3	1		Chesapeake Energy Corp., Sr. Notes, 8.125%, 4/1/11	617
A2	65		CIT Group, Inc., Sr. Notes, 5.50%, 11/30/07	67,896
Aa2	285		Citigroup, Inc., Sr. Sub. Notes, 5.875%, 2/22/33	268,646
Ba3	1,900		Citizens Communications Co., Notes, 8.50%, 5/15/06	2,024,285
Ba3	690		9.25%, 5/15/11	721,181

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa3	$425		Clear Channel Communications, Inc., Sr. Notes, 4.40%, 5/15/11	$401,419
Baa3	70		ComCast Corp., Notes, 7.05%, 3/15/33	72,511
Baa1	3,500		Commonwealth Edison Co., Notes, 7.625%, 1/15/07	3,830,162
Ba1	590		Computer Associates International, Inc., Sr. Notes, 6.375%, 4/15/05	605,487
A3	135		Computer Sciences Corp., Sr. Notes, 6.75%, 6/15/06	143,892
A3	600		ConocoPhillips, Notes, 6.375%, 3/30/09	650,888
Baa3	1,000		Consumers Energy Co., Sr. Notes, 6.25%, 9/15/06	1,050,600
Baa3	250		First Mtge. Bonds, Ser. D 5.375%, 4/15/13	244,815
Ba2	550		Continental Airlines, Inc., Pass-Thru Certs., Ser. RJ04, Class B 9.558%, 9/1/19	550,000
Baa3	595		Ser. 1998-3, Class A-2 6.32%, 11/1/08	575,184
Baa3	594		Ser. 2000-1, Class A-1 8.048%, 11/1/20	580,444
B1	1,000		CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	1,040,000
Ba1	500		D.R. Horton, Inc., Sr. Notes, 6.875%, 5/1/13	510,000
			DaimlerChrysler North America Holding Corp.,
A3	2,000	(g)	M.T.N., 1.88%, 5/26/06	2,005,602
A3	500		Gtd. Notes, 8.50%, 1/18/31	574,463
Baa3	600		Developers Diversified Reality Co., Notes, 5.25%, 4/15/11	577,163
Baa2	400	(b)	Devon Financing Corp., Notes, 6.875%, 9/30/11	435,463
Baa1	1,400		Dominion Resources, Inc., Sr. Notes, Ser. A 2.80%, 2/15/05	1,404,354

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa1	$580		Donnelley (R.R.) & Sons Co., Sr. Notes, 4.95%, 4/1/14	$552,346
A3	300		Dow Chemical Co. (The), Debs., 9.00%, 4/1/21	370,140
A3	400		Notes, 5.75%, 11/15/09	476,079
A3	450		Sr. Notes, 6.125%, 2/1/11	417,422
Baa2	2,000		Duke Energy Field Services LLC, Notes, 7.50%, 8/16/05	2,099,788
Baa2	205	(b)	Eastman Chemical Co., Notes, 7.00%, 4/15/12	224,754
Baa3	1,705	(b)	Electronic Data Systems Corp., Sr. Notes, 6.85%, 10/15/04	1,722,021
Baa2	210		Encana Holdings Finance Corp., Notes, 5.80%, 5/1/14	213,644
Baa2	500		Energy East Corp., Notes, 6.75%, 6/15/12	537,529
Baa2	15		6.75%, 9/15/33	15,067
Baa1	375		Equifax, Inc., Notes, 4.95%, 11/1/07	386,934
Baa3	500		Equity One, Inc., Gtd. Notes, 3.875%, 4/15/09	473,422
Baa1	191		Erac USA Finance Co., Notes, 6.70%, 6/1/34	191,270
Baa1	1,200		ERP Operating L.P., Notes, 6.63%, 4/13/05	1,236,168
Baa2	1,600	(g)	FedEx Corp., Notes, 1.39%, 4/1/05	1,601,869
Baa2	1,250		2.65%, 4/1/07	1,213,865
Baa3	450		FirstEnergy Corp., Notes, Ser. A 5.50%, 11/15/06	465,536
Baa3	905		Ser. B 6.45%, 11/15/11	938,267
Baa3	250		Ser. C 7.375%, 11/15/31	260,571

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

			Ford Motor Credit Co., Notes,
A3	$2,460	(b)	7.375%, 2/1/11	$2,594,727
A3	990		7.00%, 10/1/13	999,371
Ba2	1,300	(b)	Gap, Inc. (The), Notes, 6.90%, 9/15/07	1,400,750
Aaa	4,000		General Electric Capital Corp., M.T.N., Ser. A 6.125%, 2/22/11	4,283,756
A3	755		General Motors Acceptance Corp., Notes, 6.875%, 9/15/11	774,099
			General Motors Corp., Debs.,
Baa1	1,455	(b)	8.375%, 7/15/33	1,540,106
Aa2	115		GlaxoSmithKline Capital, Inc., Gtd. Notes, 4.375%, 4/15/14	107,540
Aa3	1,000		Goldman Sachs Group, Inc. (The), Notes, 5.25%, 10/15/13	970,983
A1	2,200	(b)	Sub. Notes, 6.345%, 2/15/34	2,065,961
Ba1	1,035		Harrah’s Operating Co., Inc., Sr. Sub. Notes, 7.875%, 12/15/05	1,093,219
Baa3	500		7.125%, 6/1/07	538,406
Baa3	500		5.50%, 7/1/10	502,504
A3	600		Hartford Financial Services Group, Inc. (The), Sr. Notes, 2.375%, 6/1/06	590,269
Ba1	450		HCA, Inc., Notes, 6.91%, 6/15/05	463,339
Ba1	3,000		7.125%, 6/1/06	3,169,026
			Hercules, Inc., Sr. Sub. Notes,
Ba2	600		11.125%, 11/15/07	819,000
Ba3	700		6.75%, 10/15/29	576,000
A3	120		Hewlett-Packard Co., Notes, 7.15%, 6/15/05	125,142
Ba1	375	(b)	Hilton Hotels Corp., Notes, 7.625%, 12/1/12	403,125
Baa3	465		Hospira, Inc., Notes, 5.90%, 6/15/14	469,153

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Ba3	$550		Host Marriot L.P., Gtd. Notes, Ser. E 8.375%, 2/15/06	$580,250
A1	290		Household Finance Corp., Notes, 5.75%, 1/30/07	304,644
A1	155		6.75%, 5/15/11	169,384
Ba1	500	(b)	Hyundai Motor Manufacturing LLC, Gtd. Notes, 5.30%, 12/19/08	492,042
Baa3	540		ICI Wilmington, Inc., Gtd. Notes, 4.375%, 12/1/08	529,709
Baa3	780		5.625%, 12/1/13	762,441
B2	550	(b)	IMC Global, Inc., Debs., 6.875%, 7/15/07	565,125
			International Business Machines Corp., Debs.,
A1	750		8.375%, 11/1/19	942,175
			International Lease Finance Corp., Notes,
A1	600		2.95%, 5/23/06	596,030
			International Paper Co., Notes,
Baa2	300		5.25%, 4/1/16	281,201
Ba1	575		iStar Financial, Inc., Sr. Notes, 5.125%, 4/1/11	546,850
Ba1	555		5.70%, 3/1/14	520,944
			J.P. Morgan Chase & Co., Sr. Sub. Notes,
A1	350		6.75%, 2/1/11	381,467
			Jabil Circuit, Inc., Sr. Notes,
Baa3	400		5.875%, 7/15/10	413,198
Ba3	825		JC Penney Co., Inc., Notes, 7.375%, 8/15/08	889,969
Ba3	500		9.00%, 8/1/12	590,000
			KB Home Corp., Sr. Notes,
Ba1	340		7.75%, 10/15/04	344,250
			Kerr-McGee Corp., Notes,
Baa3	1,500		5.875%, 9/15/06	1,568,235
A3	150		Kraft Foods, Inc., Notes, 5.25%, 6/1/07	156,000
A3	795		5.625%, 11/1/11	808,748
A3	425		6.25%, 6/1/12	447,520

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

			Kroger Co. (The), Gtd. Notes,
Baa2	$500		6.75%, 4/15/12	$541,665
			L-3 Communications Corp., Sr. Sub. Notes,
Ba3	380		6.125%, 1/15/14	362,900
			Lear Corp., Sr. Notes, Ser. B
Baa3	1,040		7.96%, 5/15/05	1,084,430
			Lehman Brothers Holdings, Inc., Notes,
A1	1,175		6.625%, 2/5/06	1,239,136
			Marathon Oil Corp., Notes,
Baa1	350		6.80%, 3/15/32	362,901
Ba1	1,200	(b)	MGM Mirage, Sr. Notes, 6.00%, 10/1/09	1,176,000
Ba3	800		Midland Funding II, Bonds, Ser. B 13.25%, 7/23/06	920,000
Baa1	795		Miller Brewing Co., Gtd. Notes, 5.50%, 8/15/13	797,775
A1	600		Morgan Stanley, Sr. Sub. Notes, 4.75%, 4/1/14	553,573
Baa3	235		Motorola, Inc., Notes, 7.625%, 11/15/10	264,577
Baa3	200		NiSource Finance Corp., Gtd. Notes, 7.625%, 11/15/05	212,160
Baa3	970		7.875%, 11/15/10	1,112,001
A2	400		Northern State Power Co., First Mtge. Bonds, Ser. B 8.00%, 8/28/12	475,440
Baa1	900	(b)	Occidental Petroleum Corp., M.T.N., 4.25%, 3/15/10	883,528
Baa3	150		Ocean Energy, Inc., Sr. Notes, 7.25%, 10/1/11	165,492
Baa1	700		Oncor Electric Delivery Co., Sec’d. Notes, 6.375%, 1/15/15	737,169
Baa2	500	(b)	Pacific Gas & Electric Co., First Mtge. Bonds, 4.80%, 3/1/14	473,770
Baa2	1,100		6.05%, 3/1/34	1,034,612
Baa2	1,759		Pactiv Corp., Debs., 8.125%, 6/15/17	2,089,147
Ba2	1,060		Park Place Entertainment Corp., Sr. Sub. Notes, 7.875%, 12/15/05	1,114,325

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

			Parker & Parsley Petroleum Co., Sr. Notes,
Baa3	$1,140		8.875%, 4/15/05	$1,192,422
Baa3	715		8.25%, 8/15/07	799,682
Aaa	230		Pharmacia Corp., Debs., 6.50%, 12/1/18	252,179
A3	300		PNC Funding Corp., Sr. Sub. Notes, 7.50%, 11/1/09	340,555
Baa2	3,175		Quest Diagnostics, Inc., Sr. Notes, 6.75%, 7/12/06	3,388,671
Baa3	100		Raytheon Co., Notes, 4.50%, 11/15/07	101,575
A3	1,500		Rockwell International Corp., Debs., 5.20%, 1/15/98	1,187,925
Baa3	600		RPM International, Inc., Sr. Notes, 6.25%, 12/15/13	602,090
Ba1	495		Ryland Group, Inc. (The), Sr. Notes, 5.375%, 6/1/08	498,713
Baa3	2,000		Southern California Edison Co., First Mtge. Bonds, 6.375%, 1/15/06	2,091,384
			Sprint Capital Corp., Notes,
Baa3	1,510		4.78%, 8/17/06	1,539,221
Baa3	1,265	(b)	8.375%, 3/15/12	1,453,901
Baa3	310	(b)	Gtd. Notes, 8.75%, 3/15/32	361,237
Ba1	780		Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes, 7.375%, 5/1/07	820,950
Baa3	1,525		Sun Microsystems, Inc., Sr. Notes, 7.50%, 8/15/06	1,626,233
Baa2	200		SunGard Data Systems, Inc., Sr. Notes, 4.875%, 1/15/14	189,829
A2	500		Target Corp., Notes, 6.35%, 1/15/11	545,159
Baa3	1,500		Tele-Communications, Inc., Notes, 6.875%, 2/15/06	1,584,258
			Telecomunica de Puerto Rico, Inc., Sr. Notes,
Baa1	1,800		6.65%, 5/15/06	1,901,587
Baa1	1,150		6.80%, 5/15/09	1,245,475

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

Baa2	$1,765		TeleCorp PCS, Inc., Sr. Sub. Notes, 10.625%, 7/15/10	$1,992,542
			Time Warner, Inc., Notes,
Baa1	900		5.625%, 5/1/05	922,043
Baa1	1,000	(b)	6.875%, 5/1/12	1,080,593
			Debs.,
Baa1	700		7.70%, 5/1/32	764,694
A3	750		Tosco Corp., Notes, 7.25%, 1/1/07	813,761
Baa3	275		Tyson Foods, Inc., M.T.N., 6.625%, 10/17/05	284,912
			Notes,
Baa3	375		7.25%, 10/1/06	403,897
Ba1	330		Unisys Corp., Sr. Notes, 8.125%, 6/1/06	350,625
A2	225		United Technologies Corp., Notes, 7.125%, 11/15/10	254,897
Baa3	1,050		Valero Energy Corp., Notes, 6.875%, 4/15/12	1,141,742
Baa2	210	(b)	Verizon New York, Inc., Debs., 7.375%, 4/1/32	221,039
Baa3	1,150		Waste Management, Inc., Debs., 7.65%, 3/15/11	1,302,385
			Sr. Notes,
Baa3	800		7.75%, 5/15/32	910,839
Ba1	400		Westar Energy, Inc., First Mtge. Bonds., 6.00%, 7/1/14	406,390
Baa1	210		Wyeth, Sr. Notes, 6.45%, 2/1/24	199,698
Baa1	775		Xcel Energy, Inc., Sr. Notes, 3.40%, 7/1/08	748,069
Baa3	350		Yum! Brands, Inc., Sr. Notes, 7.45%, 5/15/05	363,542
Baa3	840		8.875%, 4/15/11	1,013,651

			Total domestic corporate bonds	142,524,740

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

FOREIGN CORPORATE BONDS(d) 7.9%
Baa1	$1,500		Alcan, Inc. (Canada), Notes, 6.125%, 12/15/33	$1,451,340
Baa3	800		Bombardier, Inc. (Canada), Notes, 6.75%, 5/1/12	721,942
			British Telecommunications PLC (United Kingdom), Notes,
Baa1	805		8.875%, 12/15/30	993,118
			Burlington Resources Finance Co. (Canada), Gtd. Notes,
Baa1	160		6.50%, 12/1/11	174,787
			Carnival PLC (United Kingdom), Gtd. Notes,
A3	225		7.30%, 6/1/07	244,029
			Cemex S.A. (Mexico), Notes,
Ba1	1,250		9.625%, 10/1/09	1,462,500
Baa2	700	(g)	Cho Hung Bank (South Korea), Sr. Sub. Notes, 11.875%, 4/1/10	740,250
Baa2	615	(g)	11.50%, 4/1/10	648,825
			Conoco Funding Co. (Canada), Gtd. Notes,
A3	1,160		6.35%, 10/15/11	1,262,150
			Crown Cork & Seal Finance PLC (United Kingdom), Notes,
B3	875		7.00%, 12/15/06	888,125
Baa2	400		Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes, 8.25%, 6/15/05	420,571
Baa2	300		8.50%, 6/15/10	350,567
Baa2	185		8.75%, 6/15/30	225,170
Baa2	205		9.25%, 6/1/32	270,143
			Empresa Nacional de Electricidad S.A. (Chile), Notes,
Ba2	185	(b)	8.35%, 8/1/13	197,490
			Enersis S.A. (Chile), Sr. Notes,
Ba2	1,000		7.375%, 1/15/14	983,784
			Equus Cayman Finance Ltd. (Cayman Islands), Notes,
Ba1	215		5.50%, 9/12/08	213,723
			Gaz Capital S.A. (Luxembourg), Notes,
Ba2	845		8.625%, 4/28/34	818,594

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

			HBOS PLC (United Kingdom), Sub. Sr. Notes,
Aa3	$1,000		6.00%, 11/1/33	$951,808
			Kasikornbank Public Co. Ltd. (Thailand), Sub. Sr. Notes,
Baa2	430		8.25%, 8/21/16	446,125
			KazKommerts International BV (Netherlands), Gtd. Notes,
Baa2	705		7.875%, 4/7/14	659,175
			Korea East-West Power Co. Ltd. (South Korea), Sr. Notes,
A3	400		4.875%, 4/21/11	386,309
			KPN N.V. (Netherlands), Notes,
Baa1	1,750		8.00%, 10/1/10	2,026,276
			Mizuho Financial Group Ltd. (Cayman Islands), Sr. Sub. Notes,
Baa1	490		5.79%, 4/15/14	481,664
			Nortel Networks Ltd. (Canada), Notes,
B3	500	(b)	6.125%, 2/15/06	502,500
			Pemex Finance Ltd. (Mexico), Notes,
Baa1	400		9.14%, 8/15/04	400,216
			Petroleos Mexicanos (Mexico), Gtd. Notes,
Baa1	700	(b)	9.25%, 3/30/18	778,750
Baa1	800		Notes, Ser. P, 9.50%, 9/15/27	916,000
Baa1	1,530		Petronas Capital Ltd. (Malaysia), Gtd. Notes, 7.00%, 5/22/12	1,668,164
Ba2	450		Rogers Cable, Inc. (Canada), Sr. Sec’d. Notes, 6.25%, 6/15/13	423,639
Ba2	115		5.50%, 3/15/14	101,610
Ba2	875		Rogers Cablesystems Ltd. (Canada), Sr. Sec’d. Notes, Ser. B 10.00%, 3/15/05	908,279
Ba2	125	(b)	Royal & Sun Alliance Insurance Group PLC (United Kingdom), Gtd Notes, 8.95%, 10/15/29	141,344
A1	355		Santander Central Hispano Issuances (Spain), Notes, 7.625%, 9/14/10	405,400

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)			Description	Value (Note 1)

Baa3		$1,310		Telus Corp. (Canada), Notes, 7.50%, 6/1/07	$1,426,759
Baa3		500		8.00%, 6/1/11	568,281
Baa2		65		Transocean, Inc. (Cayman Islands), Notes, 7.50%, 4/15/31	74,003
Baa3		205		Tyco International Group S.A. (Luxembourg), Gtd. Notes, 6.75%, 2/15/11	222,749
Baa1		555	(b)	UFJ Finance Aruba AEC (Aruba), Notes, 6.75%, 7/15/13	573,908
A2		490		Vodafone Group PLC (United Kingdom), Notes, 5.375%, 1/30/15	482,540

				Total foreign corporate bonds	26,612,607

FOREIGN GOVERNMENT SECURITIES 3.1%
B2		165	(b)(d)	Brazilian Government Bonds, Bonds, 11.25%, 7/26/07	177,788
B2		1,500	(b)(d)	Notes, 9.25%, 10/22/10	1,421,250
Baa3		310	(g)(d)	Croatian Government Bonds, Ser. B, F.R.N. 2.00%, 7/31/06	309,789
A1	HUF	255,020		Hungarian Government Bonds, 7.00%, 4/12/06	1,158,915
Ba3	USD	220	(g)(d)	Peru Government Bonds, 4.50%, 3/7/17	177,100
Ba2		155	(b)(d)	Philippines Government Bonds, 9.875%, 3/16/10	166,625
A2	PLN	14,090		Poland Government Bonds, 5.75%, 6/24/08	3,584,377
Baa3	USD	390	(d)	Russian Government Bonds, 10.00%, 6/26/07	436,312
Baa3		1,000	(d)	5.00%, 3/31/30	913,125
Baa2		1,815	(d)	United Mexican States (Mexico), Notes, 8.375%, 1/14/11	2,050,950

				Total foreign government securities	10,396,231

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

FOREIGN STRUCTURED NOTES 0.3%
Aaa	$1,100	(g)(d)	Preferred Term Securities X Ltd. (Cayman Islands), Sr. Notes, Class A, F.R.N. 2.306%, 7/3/33	$1,102,750

COLLATERALIZED MORTGAGE OBLIGATIONS 1.6%
Aaa	972		Master Alternative Loan Trust, Pass-Thru Certificates, Ser. 2004-4, Class 4A-1, 5.00%, 4/25/19	959,152
Aaa	3,505	(g)	Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A-3, 4.17%, 2/25/34	3,482,439
Aaa	1,031	(g)	Washington Mutual, Ser. 2002-AR15, Class A-5 4.38%, 6/25/04	1,035,003

			Total collateralized mortgage obligations	5,476,594

COMMERCIAL MORTGAGE BACKED SECURITIES 7.4%
AAA(f)	12,725	(g)	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2003-T10, Class X-2, I.O. 1.44%, 3/13/40	750,794
Aaa	3,300		Greenwich Capital Commercial Funding Corp., Ser. 2003-C1, Class A-4, 4.111%, 7/5/35	3,043,387
Aaa	1,235		Ser. 2003-C2, Class A-3, 4.533%, 1/5/36	1,205,939
Aaa	4,000		Ser. 2004-GG1, Class A-7, 5.317%, 6/10/36	3,993,753
Aaa	1,500		J.P. Morgan Chase Commercial Mortgage Securities, Ser. 2003-CB6, Class A-2 5.255%, 7/12/37	1,499,117
Aaa	1,740		Ser. 2003-ML1A, Class A-2 4.767%, 3/12/39	1,686,993
Aaa	1,295		LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A-3, 4.83%, 11/15/27	1,279,942
Aaa	750		Morgan Stanley Dean Witter Capital I, Ser. 2000-A3 7.36%, 2/23/34	822,908

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

AAA(f)	$3,500	(g)	Ser. 2004-IQ7, Class A-4, 5.57%, 6/15/38	$3,538,014
AAA(f)	1,835		PNC Mortgage Acceptance Corp., Ser. 1999, Class A-1B 7.33%, 12/10/32	2,057,434
AAA(f)	3,930		Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C3, Class A-2 4.867%, 2/15/35	3,833,386
AAA(f)	1,245		Ser. 2003-C9, Class A-3 4.608%, 6/15/04	1,219,656

			Total commercial mortgage backed securities	24,931,323

MORTGAGE BACKED SECURITIES 35.5%
	5,185		Federal Home Loan Bank, Bonds 5.25%, 6/18/14	5,198,797
	548	(e)	Federal Home Loan Mortgage Corp., 4.50%, 11/1/18	536,404
	7,500		4.50%, TBA	7,321,875
	3,038	(e)	5.00%, 1/1/19	3,047,316
	989	(e)	5.00%, 10/1/33	957,282
	3,864	(e)	5.50%, 10/1/33	3,864,181
	149	(e)	5.50%, 4/1/34	148,642
	2,884	(e)	6.00%, 11/1/33	2,949,396
	2,000		6.00%, TBA	2,033,750
	89	(e)	6.50%, 7/1/32	92,735
	271	(e)	6.50%, 8/1/32	283,007
	648	(e)	6.50%, 9/1/32	675,553
	940	(e)	6.50%, 11/1/33	980,020
	647	(e)	7.00%, 9/1/32	682,468
			Federal National Mortgage Association,
	1,991	(e)	4.00%, 5/1/19	1,899,980
	996	(e)	4.00%, 6/1/19	948,840
	942	(e)	4.50%, 6/1/18	923,449
	3,267	(e)	4.50%, 3/1/19	3,198,611
	900		4.50%, TBA	879,188
	2,048	(e)	5.00%, 1/1/19	2,055,074
	6,485	(e)	5.00%, 7/1/33	6,284,728
	4,881	(e)	5.00%, 3/1/34	4,730,327
	5,500		5.00%, TBA	5,363,907
	222	(e)	5.50%, 1/1/17	227,826

See Notes to Financial Statements.

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Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

	$393	(e)	5.50%, 2/1/17	$402,705
	431	(e)	5.50%, 4/1/17	441,872
	116	(e)	5.50%, 5/1/17	118,940
	1,074	(e)	5.50%, 7/1/33	1,071,783
	1,883	(e)	5.50%, 9/1/33	1,879,519
	1,926	(e)	5.50%, 10/1/33	1,922,534
	19,384	(e)	5.50%, 1/1/34	19,347,405
	944	(e)	5.50%, 2/1/34	942,051
	659	(e)	6.00%, 9/1/17	687,023
	4,173	(e)	6.00%, 2/1/23	4,307,767
	190	(e)	6.00%, 11/1/32	194,493
	3,921	(e)	6.00%, 10/1/33	4,007,365
	1,616	(e)	6.00%, 11/1/33	1,651,598
	1,962	(e)	6.00%, 1/1/34	2,005,383
	2,500		6.00%, TBA	2,603,125
	2,485	(e)	6.50%, 12/1/17	2,626,535
	793	(e)	6.50%, 8/1/32	825,930
	2,716	(e)	6.50%, 9/1/32	2,833,570
	315	(e)	6.50%, 10/1/32	327,943
	1,336	(e)	6.50%, 4/1/33	1,392,241
	833	(e)	6.50%, 11/1/33	867,542
	600		6.50%, TBA	624,563
	200	(e)	7.00%, 3/1/32	211,493
	423	(e)	7.00%, 5/1/32	446,561
	316	(e)	7.00%, 6/1/32	333,183
			Government National Mortgage Association,
	5,881	(e)	5.50%, 4/20/34	5,875,761
	822	(e)	6.00%, 1/15/33	844,031
	178	(e)	6.00%, 3/15/33	182,354
	395	(e)	6.00%, 5/15/33	405,912
	239	(e)	6.00%, 6/15/33	245,086
	366	(e)	6.00%, 12/15/33	375,385
	1,914	(e)	6.50%, 9/15/32	2,001,792
	2,247	(e)	6.50%, 11/15/33	2,352,371

			Total mortgage backed securities	119,639,172

MUNICIPALS 0.3%
Aaa	1,000		California St. Econ. Recov., Ser. A, G.O., F.G.I.C. 5.25%, 7/1/14	1,099,190

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)		Description	Value (Note 1)

STRUCTURED NOTES 1.3%
B3	$1,500	(b)	Dow Jones TRAC-X North America High Yield, Ser. 2, T-1 7.375%, 3/25/09	$1,466,250
Ba3	750	(b)	T-2 6.05%, 3/25/09	731,250
B3	2,250	(b)	T-3 8.00%, 3/25/09	2,182,500

			Total structured notes	4,380,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 1.3%
	25		United States Treasury Bonds, 9.125%, 5/15/18	35,096
	1,100	(b)	6.00%, 2/15/26	1,185,293
	2,199	(b)	5.375%, 2/15/31	2,217,812
	395		United States Treasury Notes, 4.00%, 6/15/09	398,379
	345		5.00%, 8/15/11	360,161
	100		4.75%, 5/15/14	101,043

			Total U.S. government & agency obligations	4,297,784

			Total long-term investments (cost $342,922,203)	346,340,881

SHORT-TERM INVESTMENTS 8.8%

DOMESTIC CORPORATE BONDS
Baa2	110	(c)	Capital One Bank, Notes 6.50%, 7/30/04	110,425

FOREIGN CORPORATE BONDS 0.2%
Baa1	560	(c)(d)	United News & Media PLC (United Kingdom), Notes, 7.25%, 7/1/04	560,000

See Notes to Financial Statements.

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Moody’s Rating	Shares		Description	Value (Note 1)
MONEY MARKET FUND 8.6%
	29,038,135	(c)	Dryden Core Investment Fund—Taxable Money Market Series (Note 3)	$29,038,135

			Total short-term investments (cost $29,686,202)	29,708,560

			Total Investments 111.4% (cost $372,608,405, Note 5)	376,049,441
			Liabilities in excess of other assets (11.4%)	(38,588,825)

			Net Assets 100%	$337,460,616

The following abbreviations are used in the portfolio descriptions:

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.N.—Floating Rate Note.

G.O.—General Obligation.

HUF—Hungarian Forint.

I.O.—Interest only.

M.T.N.—Medium Term Note.

PLN—Polish Zloty.

USD—United States Dollar.

TBA—To Be Announced Security.

(a)	Portion of security segregated as collateral for financial futures contracts.
(b)	Securities or portion thereof, on loan, see Note 4.
(c)	Represents security or portion thereof, purchased with cash collateral received for securities on loan; see Note 4.
(d)	US$ denominated foreign bonds.
(e)	All or a portion of security segregated as collateral for TBA securities.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at June 30, 2004.

The Fund’s current Prospectus contains a description of Moody’s and Standard & Poor’s ratings.

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of June 30, 2004 (Unaudited) Cont’d.

The industry classification of portfolio holdings and other liabilities shown as a percentage of net assets as of June 30, 2004 was as follows:

Mortgage Backed Securities	35.5%
Money Market Fund	8.6
Commercial Mortgage Backed Securities	7.4
Electric Utility	6.4
Telecommunication Wirelines	5.5
Sovereign	3.7
Automotive	3.3
Banking	2.9
U.S. Treasury Securities	2.8
Technology	2.4
Health Care	2.2
Asset Backed Securities	1.7
Integrated Energy	1.6
Structured Notes	1.6
Independent Energy	1.6
Media Cable	1.5
Environmental	1.5
Non-Captive Diversified Finance	1.5
Brokerage	1.4
Chemicals	1.4
Gaming	1.3
Telecommunication Wireless	1.1
Gas Pipelines	1.1
Retailers	1.0
Real Estate Investment Trust	1.0
Non-Captive Consumer Finance	1.0
Building Material	1.0
Packaging	0.9
Food and Beverage	0.9
Transport Services	0.8
Media Non-Cable	0.8
Other Industrials	0.7
Oil Field Services	0.6
Lodging	0.6
Airlines	0.5
Metals	0.4
Restaurants	0.4
Home Construction	0.4
Supermarkets	0.4
Aerospace/Defense	0.4
Refining	0.4
Municipals	0.3
Pharmaceuticals	0.3
Insurance	0.2
Tobacco	0.2
Diversified Manufacturing	0.1
Paper	0.1
Liabilities in excess of other assets	(11.4)

100.0%

See Notes to Financial Statements.

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Financial Statements

June 30, 2004	SEMIANNUAL REPORT

Dryden Total Return Bond Fund

Statement of Assets and Liabilities

as of June 30, 2004 (Unaudited)

Assets
Investments, at value including securities on loan of $24,560,970 (cost $372,608,405)	$376,049,441
Foreign currency, at value (cost $199,342)	214,135
Receivable for investments sold	6,919,331
Dividends and interest receivable	3,821,391
Receivable for Fund shares sold	317,777
Unrealized appreciation on swaps	12,248
Prepaid expenses	2,494

Total assets	387,336,817

Liabilities
Payable to broker for collateral for securities on loan (Note 4)	24,156,993
Payable for investments purchased	23,806,536
Payable for Fund shares reacquired	829,194
Dividends payable	392,348
Accrued expenses	199,457
Distribution fee payable	149,712
Unrealized depreciation on forward currency contracts	142,175
Management fee payable	138,759
Deferred directors’ fees	32,911
Payable to custodian	21,758
Due to broker-variation margin	6,358

Total liabilities	49,876,201

Net Assets	$337,460,616

Net assets were comprised of:
Common stock, at par	$26,771
Paid-in capital in excess of par	354,742,759

354,769,530
Overdistribution of net investment income	(679,092)
Accumulated net realized loss on investments and foreign currency transactions	(19,912,917)
Net unrealized appreciation on investments and foreign currencies	3,283,095

Net assets, June 30, 2004	$337,460,616

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($132,526,564 ÷ 10,510,339 shares of common stock issued and outstanding)	$12.61
Maximum sales charge (4.5% of offering price)	0.59

Maximum offering price to public	$13.20

Class B
Net asset value, offering price and redemption price per share ($133,873,248 ÷ 10,623,299 shares of common stock issued and outstanding)	$12.60

Class C
Net asset value, offering price and redemption price per share ($17,589,507 ÷ 1,395,465 shares of common stock issued and outstanding)	$12.60

Class Z
Net asset value, offering price and redemption price per share ($53,471,297 ÷ 4,242,101 shares of common stock issued and outstanding)	$12.60

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	25

Statement of Operations

Six Months Ended June 30, 2004 (Unaudited)

Net Investment Income
Income
Interest	$8,476,146
Dividends	404,831
Income from securities loaned, net	38,203

Total income	8,919,180

Expenses
Management fee	900,722
Distribution fee—Class A	167,765
Distribution fee—Class B	725,405
Distribution fee—Class C	70,643
Transfer agent’s fees and expenses	404,000
Custodian’s fees and expenses	118,000
Reports to shareholders	66,000
Registration fees	30,000
Legal fees and expenses	21,000
Audit fee	13,000
Directors’ fees	7,000
Miscellaneous	10,708

Total expenses	2,534,243

Net investment income	6,384,937

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	937,276
Financial futures transactions	57,393
Foreign currency transactions	(307,754)

686,915

Net change in unrealized appreciation (depreciation) on:
Investments	(8,482,718)
Financial futures contracts	153,225
Foreign currencies	70,035
Swaps	12,248

(8,247,210)

Net loss on investments	(7,560,295)

Net Decrease In Net Assets Resulting From Operations	$(1,175,358)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

For the Six Months Ended June 30, 2004 (Unaudited)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Increase (Decrease) In Net Assets
Operations
Net investment income	$6,384,937	$11,641,273
Net realized gain on investments and foreign currency transactions	686,915	10,602,565
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(8,247,210)	308,989

Net increase (decrease) in net assets resulting from operations	(1,175,358)	22,552,827

Dividends (Note 1)
Dividends from net investment income
Class A	(2,790,775)	(5,777,815)
Class B	(2,466,680)	(6,321,606)
Class C	(343,880)	(871,520)
Class Z	(1,364,090)	(3,070,142)

	(6,965,425)	(16,041,083)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	37,934,379	111,231,245
Net asset value of shares issued in reinvestment of distributions	5,718,349	13,716,171
Cost of shares reacquired	(80,012,902)	(140,954,315)

Net decrease in net assets from Fund share transactions	(36,360,174)	(16,006,899)

Total decrease	(44,500,957)	(9,495,155)

Net Assets
Beginning of period	381,961,573	391,456,728

End of period	$337,460,616	$381,961,573

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	27

Notes to Financial Statements (Unaudited)

Dryden Total Return Bond Fund, Inc. (the “Fund”), formerly known as Prudential Total Return Bond Fund, Inc., which was incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which pricing services does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Director’s approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

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Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchased and thereafter assuming a constant amortization to maturity of the different between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Dryden Total Return Bond Fund, Inc.	29

Notes to Financial Statements (Unaudited)

Cont’d

Swaps: The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into an interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of agreement. Written options, futures contracts, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

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The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation (depreciation) on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the trade date and settlement value. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Financial futures contracts and forwards currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Dollar Rolls: The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund’s policy is to record the components of the dollar rolls as purchase and sale transactions. The fund had dollar rolls outstanding as of June 30, 2004, which are included in Receivable for Investments Sold and Payable for Investments Purchased in the Statement of Assets and Liabilities. The Fund maintains a segregated account of U.S. government securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to dollar rolls.

The Fund is subject to the risk that the market value of the securities is obligated to repurchase under the agreement decline below the repurchase price.

Dryden Total Return Bond Fund, Inc.	31

Notes to Financial Statements (Unaudited)

Cont’d

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income.

Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distribution are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

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Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The Subadvisory Agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the average daily net assets of the Fund up to $1 billion and .45 of 1% of the average daily net assets of the Fund in excess of $1 billion.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. For the six months ended June 30, 2004, PIMS contractually agreed to limit such fees to .25 of 1% of the daily net assets of the Class A shares and .75 of 1% of the daily net assets of the Class C shares.

Dryden Total Return Bond Fund, Inc.	33

Notes to Financial Statements (Unaudited)

Cont’d

PIMS has advised the Fund that it has received approximately $70,500 and $600 in front-end sales charges resulting from the sale of Class A and Class C shares, respectively, for the six months ended June 30, 2004. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2004, it received approximately $149,100 and $6,900 in contingent deferred sales charges imposed upon redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. For the period January 1, 2004 through April 30, 2004, the SCA provides for a commitment of $800 million and allowed the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro-rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was April 30, 2004. On May 1, 2004, the commitment was reduced to $500 million. All other terms and conditions remain the same. The expiration date of the renewed SCA is October 29, 2004. The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2004.

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect a wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the six months ended June 30, 2004, the Fund incurred fees of approximately $331,700 for the services of PMFS. As of June 30, 2004, approximately $53,900 of such fees were due to PMFS. Transfers agent fees and expenses in the Statement of Operation include certain out-of pocket expenses paid to nonaffiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $25,000 in total networking fees, of which the amount relating to the services of Wachovia Securities, LLC (“Wachovia”) an affiliate of PI, was approximately $17,000 for the six months June 30, 2004. As of June 30, 2004, approximately $12,800 of such fees were due to Wachovia. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the fund’s securities lending agent. For the six months ended June 30, 2004, PIM has been compensated approximately $12,700 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, formerly Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the six months ended June 30, 2004, the Fund earned income from the Series by investing its excess of cash and collateral received from securities lending of approximately $404,800 and $38,200, respectively.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments for the six months ended June 30, 2004, aggregated $981,431,159 and $993,485,689 respectively.

As of June 30, 2004, the Fund had securities on loan with an aggregated market value of $24,560,970. The Fund received $24,156,993 in cash as collateral for securities on loan which it used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Dryden Total Return Bond Fund, Inc.	35

Notes to Financial Statements (Unaudited)

Cont’d

During the six months ended June 30, 2004, the Fund entered into financial futures contracts. Details of open contracts at June 30, 2004, are as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2004	Unrealized Appreciation/ (Depreciation)
	Long Positions:
82	U.S. Treasury Notes 10 Yr.	Sep. 04	$8,911,249	$8,964,906	$53,657
18	U.S. Treasury Bonds	Sep. 04	1,868,016	1,914,750	46,734
57	German Government Bonds 5 Yr.	Sep. 04	7,669,249	7,683,715	14,466
	Short Positions:
141	U.S. Treasury Notes 5 Yr.	Sep. 04	15,204,863	15,324,937	(120,074)
87	U.S. Treasury Notes 2 Yr.	Sep. 04	18,310,555	18,317,578	(7,023)

					$(12,240)

At June 30 2004 the Fund had outstanding forward currency contracts to purchase and sell foreign currencies as follows:

Foreign Currency Purchase Contracts	Value at Settlement Date	Current value at June 30, 2004	Unrealized Depreciation
Pound Sterling, expiring 7/12/04	$126,401	$125,693	$(708)
Polish Zloty, Expiring 7/21/04	218,476	217,728	(748)

	$344,877	$343,421	$(1,456)

Foreign Currency Sale Contracts	Value at Settlement Date	Current value at June 30, 2004	Unrealized Depreciation
Hungarian Forint, expiring 7/21/04	$1,132,399	$1,169,786	$(37,387)
Polish Zloty, expiring 7/21/04	3,646,130	3,749,462	(103,332)

	$4,778,529	$4,919,248	$(140,719)

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The Dryden Total Return Bond Fund entered into a credit default swap agreement during the six months ended June 30, 2004. Details of the swap agreement outstanding as of June 30, 2004 were as follows:

Counterparty	Maturity Date	Notional Amount	Spread Lock	Underlying Bond	Unrealized Appreciation
Morgan Stanley Capital Services, Inc.(a)	6/20/09	1,000,000	0.82%	Tyco International Ltd. (Bermuda) 6.00%, 11/15/13	$12,248

(a)	Portfolio pays the floating rate and receives the fixed rate.

Note 5. Tax Information

For federal tax purposes, the Fund had a capital loss carryforward as of December 31, 2003 of approximately $20,266,200 of which $484,300 expiring in 2007, $6,836,700 in 2008 and $12,945,200 in 2010. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize full benefit prior to expiration date. The Fund elected to treat post-October currency losses of approximately $297,200 as having been incurred in the current fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2004 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation of Investment
$372,788,859	$7,481,684	$4,221,102	$3,260,582

The differences between book and tax basis are primarily attributable to difference in the treatment of market discounts, amortization of premiums and deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4.00%. Class A shares purchased on or after March 15, 2004 are subject to a maximum front-end sales charge of up to 4.50%. Effective on March 15, 2004, all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares

Dryden Total Return Bond Fund, Inc.	37

Notes to Financial Statements (Unaudited)

Cont’d

are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class C shares purchased on or after February 2, 2004 are not subject to a front-end sales charge and the contingent deferred sales charge (CDSC) for Class C shares is 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into four classes, designated Class A, B, C and Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2004:
Shares sold	1,137,260	$14,636,917
Shares issued in reinvestment of distributions	176,475	2,261,182
Shares reaquired	(1,911,022)	(24,517,806)

Net increase (decrease) in shares outstanding before conversion	(597,287)	(7,619,707)
Shares issued upon conversion from Class B	539,939	6,950,480

Net increase (decrease) in shares outstanding	(57,348)	$(669,227)

Year ended: December 31, 2003:
Shares sold	3,432,948	$44,069,012
Shares issued in reinvestment of distributions	378,871	4,863,491
Shares reaquired	(4,791,555)	(61,480,813)

Net increase (decrease) in shares outstanding before conversion	(979,736)	(12,548,310)
Shares issued upon conversion from Class B	2,011,015	26,083,903

Net increase (decrease) in shares outstanding	1,031,279	$13,535,593

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Class B	Shares	Amount
Six months ended June 30, 2004:
Shares sold	539,236	$6,935,239
Shares issued in reinvestment of distributions	152,405	1,952,314
Shares reaquired	(1,452,066)	(18,617,616)

Net increase (decrease) in shares outstanding before conversion	(760,425)	(9,730,063)
Shares issued upon conversion into Class A	(540,359)	(6,950,480)

Net increase (decrease) in shares outstanding	(1,300,784)	$(16,680,543)

Year ended December 31, 2003:
Shares sold	1,984,345	$25,449,097
Shares issued in reinvestment of distributions	404,580	5,192,545
Shares reaquired	(3,245,036)	(41,559,654)

Net increase (decrease) in shares outstanding before conversion	(856,111)	(10,918,012)
Shares issued upon conversion into Class A	(2,011,015)	(26,083,903)

Net increase (decrease) in shares outstanding	(2,867,126)	$(37,001,915)

Class C
Six months ended June 30, 2004:
Shares sold	152,599	$1,959,773
Shares issued in reinvestment of distributions	20,264	259,622
Shares reaquired	(403,425)	(5,207,433)

Net increase (decrease) in shares outstanding	(230,562)	$(2,988,038)

Year ended December 31, 2003:
Shares sold	724,822	$9,278,330
Shares issued in reinvestment of distributions	54,290	696,892
Shares reaquired	(849,456)	(10,881,393)

Net increase (decrease) in shares outstanding	(70,344)	$(906,171)

Class Z
Six months ended June 30, 2004:
Shares sold	1,119,721	$14,402,450
Shares issued in reinvestment of distributions	97,237	1,245,231
Shares reaquired	(2,483,729)	(31,670,047)

Net increase (decrease) in shares outstanding	(1,266,771)	$(16,022,366)

Year ended December 31, 2003:
Shares sold	2,528,989	$32,434,806
Shares issued in reinvestment of distributions	231,012	2,963,243
Shares reaquired	(2,098,456)	(27,032,455)

Net increase (decrease) in shares outstanding	661,545	$8,365,594

Dryden Total Return Bond Fund, Inc.	39

Notes to Financial Statements (Unaudited)

Cont’d

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended December 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

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Financial Highlights

JUNE 30, 2004	SEMIANNUAL REPORT

Dryden Total Return Bond Fund, Inc.

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.89

Income from investment operations
Net investment income	.24
Net realized and unrealized gain (loss) on investment transactions	(.25)

Total from investment operations	(.01)

Less dividends and distributions
Dividends from net investment income	(.27)
Distributions in excess of net investment income	—

Total dividends and distributions	(.27)

Net asset value, end of period	$12.61

Total Return(b):	(.23)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$132,527
Average net assets (000)	$134,949
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.12	%(e)
Expenses, excluding distribution and service (12b-1) fees	.87	%(e)
Net investment income	3.82	%(e)
For Class A, B, C and Z shares:
Portfolio turnover rate	271	%(f)

(a)	Net of expense subsidy and/or fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets.
(d)	Calculations are based on average shares outstanding during the year.
(e)	Annualized.
(f)	Not Annualized

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2003(d)	2002	2001	2000	1999

$12.68	$12.59	$12.54	$12.35	$13.23

.42	.65	.79	.81	.83	(a)
.35	.12	.06	.20	(.86)

.77	.77	.85	1.01	(.03)

(.56)	(.68)	(.80)	(.82)	(.82)
—	—	—	—	(.03)

(.56)	(.68)	(.80)	(.82)	(.85)

$12.89	$12.68	$12.59	$12.54	$12.35

6.18%	6.38%	6.84%	8.60%	(.23)%

$136,268	$120,936	$90,733	$64,289	$62,660
$132,448	$100,691	$77,996	$59,196	$61,661

1.13%	1.12%	1.18%	1.24%	1.00	%(a)
.88%	.87%	.93%	.99%	.75	%(a)
3.25%	5.30%	6.11%	6.73%	6.41	%(a)

707%	658%	375%	218%	236%

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	43

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.89

Income from investment operations
Net investment income	.20
Net realized and unrealized gain (loss) on investment transactions	(.27)

Total from investment operations	(.07)

Less dividends and distributions
Dividends from net investment income	(.22)
Distributions in excess of net investment income	—

Total dividends and distributions	(.22)

Net asset value, end of period	$12.60

Total Return(b):	(.67)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$133,873
Average net assets (000)	$145,878
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.87	%(d)
Expenses, excluding distribution and service (12b-1) fees	.87	%(d)
Net investment income	3.08	%(d)

(a)	Net of expense subsidy and/or fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Calculations are based on average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class B
Year Ended December 31,
2003(c)	2002	2001	2000	1999

$12.68	$12.59	$12.53	$12.35	$13.23

.32	.56	.73	.75	.77	(a)
.35	.12	.07	.19	(.86)

.67	.68	.80	.94	(.09)

(.46)	(.59)	(.74)	(.76)	(.76)
—	—	—	—	(.03)

(.46)	(.59)	(.74)	(.76)	(.79)

$12.89	$12.68	$12.59	$12.53	$12.35

5.39%	5.61%	6.41%	7.97%	(.72)%

$153,746	$187,582	$188,996	$155,401	$170,706
$175,196	$191,688	$172,035	$157,836	$183,188

1.88%	1.87%	1.68%	1.74%	1.50	%(a)
.88%	.87%	.93%	.99%	.75	%(a)
2.50%	4.60%	5.64%	6.20%	5.91	%(a)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	45

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.89

Income from investment operations
Net investment income	.21
Net realized and unrealized gain (loss) on investment transactions	(.27)

Total from investment operations	(.06)

Less dividends and distributions
Dividends from net investment income	(.23)
Distributions in excess of net investment income	—

Total dividends and distributions	(.23)

Net asset value, end of period	$12.60

Total Return(b):	(.55)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,590
Average net assets (000)	$18,942
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.62	%(e)
Expenses, excluding distribution and service (12b-1) fees	.87	%(e)
Net investment income	3.33	%(e)

(a)	Net of expense subsidy and/or fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets.
(d)	Calculations are based on average shares outstanding during the year.
(e)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class C
Year Ended December 31,
2003(d)	2002	2001	2000	1999

$12.68	$12.59	$12.53	$12.35	$13.23

.35	.58	.72	.76	.77	(a)
.36	.13	.08	.19	(.86)

.71	.71	.80	.95	(.09)

(.50)	(.62)	(.74)	(.77)	(.76)
—	—	—	—	(.03)

(.50)	(.62)	(.74)	(.77)	(.79)

$12.89	$12.68	$12.59	$12.53	$12.35

5.65%	5.85%	6.41%	8.13%	(.72)%

$20,967	$21,513	$17,272	$9,909	$9,257
$22,593	$19,384	$12,928	$8,822	$9,696

1.63%	1.62%	1.68%	1.74%	1.50	%(a)
.88%	.87%	.93%	.99%	.75	%(a)
2.75%	4.81%	5.59%	6.19%	5.91	%(a)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	47

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended June 30, 2004
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.88

Income from investment operations
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	(.26)

Total from investment operations	—

Less dividends and distributions
Dividends from net investment income	(.28)
Distributions in excess of net investment income	—

Total dividends and distributions	(.28)

Net asset value, end of period	$12.60

Total Return(b):	(.12)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$53,471
Average net assets (000)	$62,499
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.87	%(d)
Expenses, excluding distribution and service (12b-1) fees	.87	%(d)
Net investment income	4.09	%(d)

(a)	Net of expense subsidy and/or fee waiver.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c)	Calculations are based on average shares outstanding during the year.
(d)	Annualized.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class Z
Year Ended December 31,
2003(c)	2002	2001	2000	1999

$12.67	$12.58	$12.52	$12.34	$13.22

.45	.68	.83	.84	.86	(a)
.35	.12	.06	.19	(.86)

.80	.80	.89	1.03	—

(.59)	(.71)	(.83)	(.85)	(.85)
—	—	—	—	(.03)

(.59)	(.71)	(.83)	(.85)	(.88)

$12.88	$12.67	$12.58	$12.52	$12.34

6.44%	6.64%	7.19%	8.81%	.01%

$70,981	$61,425	$44,679	$58,667	$50,215
$66,448	$51,861	$54,052	$50,576	$51,729

.88%	.87%	.93%	.99%	.75	%(a)
.88%	.87%	.93%	.99%	.75	%(a)
3.51%	5.54%	6.46%	6.94%	6.67	%(a)

See Notes to Financial Statements.

Dryden Total Return Bond Fund, Inc.	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale• Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•William V. Healey, Chief Legal Officer• Deborah A. Docs, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PDBZX
CUSIP	262492101	262492200	262492309	262492408

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of June 30, 2004 were not audited, and accordingly, no auditor’s opinion is expressed on them.

Quantitative Management Associates and Prudential Fixed Income are business units of Prudential Investment Management, Inc. (PIM), and Jennison Associates LLC is a subsidiary of PIM. Jennison Associates LLC and PIM are registered investment advisers. PIM is a subsidiary of Prudential Financial, Inc.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Total Return Bond Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PDBAX	PRDBX	PDBCX	PDBZX
CUSIP	262492101	262492200	262492309	262492408

MF166E2    IFS-A095340    Ed. 08/2004

Item 2 – Code of Ethics – Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Total Return Bond Fund, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary

Date August 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 20, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 20, 2004

*	Print the name and title of each signing officer under his or her signature.